INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2015
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2015	2014
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$84	$91
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	116	100
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	120	122
Jurong Ningwu New Materials Development Co., Ltd. (30%)	18	16
Nippon Aqua Co., Ltd. (15%)(2)	—	12

Total equity method investments	338	341
Cost Method:
International Diol Company (4%)	5	5
White Mountain Titanium Corporation (3%)	3	3
Others	1	1

Total investments	$347	$350

(1)	We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.
(2)

As of April 1, 2015, we no longer exercise significant influence in our investment in Nippon Aqua Co., Ltd., for which we previously accounted using the equity method. Consequently, we now account for this investment at fair value as an available-for-sale equity security. See "Note 16. Fair Value."

        In November 2012, we entered into an agreement to form a joint venture with Sinopec (Nanjing Jingling). The joint venture involves the construction and operation of a PO/MTBE facility in China. Under the joint venture agreement, we hold a 49% interest in the joint venture and Sinopec holds a 51% interest. Our total equity investment is anticipated to be approximately $85 million, net of license fees from the joint venture. At the end of 2015, cumulative capital contributions were approximately $85 million, net of license fees from the joint venture. Construction on the project is expected to be completed in the second half of 2016, with start-up expected in the first half of 2017.